Business Combination Agreement with Helix and Recapitalization	12 Months Ended
Dec. 31, 2022
Reverse Recapitalization [Abstract]
Business Combination Agreement with Helix and Recapitalization	Business Combination Agreement with Helix and Recapitalization
On April 5, 2022 (the “Closing Date”), MoonLake Immunotherapeutics, a Cayman Islands exempted company (formerly known as Helix Acquisition Corp.) (prior to the Closing Date, “Helix” and after the Closing Date, “MoonLake” or the “Company”) consummated the previously announced business combination (the “Closing”) pursuant to that certain Business Combination Agreement dated October 4, 2021 (the “Business Combination Agreement”), by and among Helix, MoonLake Immunotherapeutics AG, a Swiss stock corporation (Aktiengesellschaft) registered with the commercial register of the Canton of Zug, Switzerland under the number CHE-433.093.536 (“MoonLake AG”), the existing equity holders of MoonLake AG set forth on the signature pages to the Business Combination Agreement and the equityholders of MoonLake AG that executed joinders to the Business Combination Agreement (collectively, the “ML Parties”), Helix Holdings LLC, a Cayman Islands limited liability company and the sponsor of Helix (the “Sponsor”), and the representative of the ML Parties (such transactions contemplated by the Business Combination Agreement collectively, the “Business Combination”). Net proceeds from the Business Combination totaled $134.7 million, which included funds held in Helix’s trust account and the completion of a concurrent PIPE investment.
Pursuant to the Business Combination Agreement, approved by the boards of directors of each of MoonLake AG and Helix, (i) the Company changed its name from Helix Acquisition Corp. to MoonLake Immunotherapeutics, and (ii) MoonLake AG merged with and into MoonLake, with MoonLake AG as the surviving company in the Business Combination and, after giving effect to such Business Combination, MoonLake AG as a subsidiary of MoonLake.
The Business Combination Agreement provided for, among other things, the following transactions:
i.Two business days prior to the Closing Date, the ML Parties and MoonLake AG effectuated a restructuring of MoonLake AG’s share capital to, among other things, (x) convert the Series A preferred shares of MoonLake AG, par value of CHF 0.10 per share, into an equal number of MoonLake AG Common Shares such that the ML Parties held a single class of capital share of MoonLake AG immediately prior to the Closing and (y) approve a capital increase for the issuance of 4,006,736 Class V Voting Shares of MoonLake AG, par value CHF 0.01 per share, to Helix, each Class V Voting Share due to its lower par value having ten times the voting power of a MoonLake AG Common Share (the “Restructuring”).
ii.At the Closing, 2,875,000 Class B ordinary shares of Helix, par value $0.0001 per share (the “Class B Ordinary Shares”), constituting all of the then-outstanding Class B Ordinary Shares, were automatically converted into Class A Ordinary Shares on a one-for-one basis.
iii.At the Closing, Helix amended and restated its existing memorandum and articles of association to, among other things, establish a share structure consisting of the Class A Ordinary Shares, which carry economic and voting rights, and Class C Ordinary Shares, which carry voting rights but no economic rights.
iv.On the Closing Date, Helix paid all unpaid transaction expenses and contributed $134.7 million to MoonLake AG, including $15.0 million loan repayment pursuant to a convertible loan agreement dated
March 20, 2022, by and between MoonLake AG and Cormorant Asset Management LP (“Cormorant”), and assigned by Cormorant to Helix on March 31, 2022.
v.On the Closing Date, following the Restructuring, Biotechnology Value Fund, L.P., Biotechnology Value Fund II, L.P., and Biotechnology Value Trading Fund OS, L.P. (collectively, the “BVF Shareholders”) assigned all of their MoonLake AG Common Shares to Helix and Helix issued to the BVF Shareholders 18,501,284 Class A Ordinary Shares.
vi.On the Closing Date, following the Restructuring, Helix issued 15,775,472 Class C Ordinary Shares to the ML Parties (other than the BVF Shareholders). Please refer to Note 12 — Shareholders’ Equity (Deficit) for additional details on the exchange mechanism adopted.
Additionally, on the Closing Date, Helix issued to the PIPE Investors (as defined below in the section entitled “PIPE Financing”) an aggregate of 11,700,000 Class A Ordinary Shares.
As of the open of trading on April 6, 2022, the Class A Ordinary Shares, formerly those of Helix, began trading on The Nasdaq Capital Market (“Nasdaq”) under the trading symbol “MLTX”.
PIPE Financing
On October 4, 2021, concurrently with the execution of the Business Combination Agreement, and subsequently on March 31, 2022 and April 4, 2022, Helix entered into subscription agreements with certain investors (collectively, the “PIPE Investors”, which includes affiliates of the Sponsor and certain existing equityholders of MoonLake AG) pursuant to which, and on the terms and subject to the conditions of which, the PIPE Investors have collectively subscribed for 11,700,000 Class A Ordinary Shares, 11,600,000 shares of which were issued at a price of $10.00 per share for gross proceeds of $116.0 million and 100,000 shares of which were issued to placement agents of the PIPE in satisfaction of an aggregate of $1.0 million of fees owed by Helix to such placement agents.
Summary of Net Proceeds
The following table summarizes the elements of the net proceeds from the Business Combination:

in thousands
Investments held in Trust Account	$115,051
Less cash to cover redemptions of the Class A Ordinary Shares issued by Helix prior to the Closing Date	(80,842)
Plus PIPE investment	116,000
Less Helix transaction expense	(15,520)
of which accrued expenses	(5,798)
of which deferred IPO underwriting fee	(4,025)
of which other transaction expenses	(5,697)
Available Closing Date Cash	$134,689
Summary of Ordinary Shares Issued
The following table summarizes the number of Ordinary Shares outstanding immediately following the consummation of the Business Combination:

Helix Acquisition Corp. Ordinary Shares prior to the Business Combination	14,805,000
Of which Class A Ordinary Shares (Helix management - IPO private placement shares)	430,000
Of which Class A Ordinary Shares redeemable	11,500,000
Of which Class B Ordinary Shares (Helix management - sponsor promote)	2,875,000
Less redemptions of the Class A Ordinary Shares issued by Helix prior to the Closing Date	(8,080,645)

Plus issuance of Helix Class A Ordinary Shares to PIPE Investors	11,700,000
Plus issuance of Helix Class A Ordinary Shares to BVF Shareholders	18,501,284
Total MoonLake Class A Ordinary Shares Outstanding at Closing	36,925,639
Plus issuance of Helix Class C Ordinary Shares to ML Parties (other than the BVF Shareholders)	15,775,472
Total MoonLake Class A and Class C Ordinary Shares Outstanding at Closing	52,701,111
Further information about the Business Combination can be found on Form S-1/A filed with the SEC on July 26, 2022, declared effective on August 2, 2022 and to the exhibits included therein, available at www.sec.gov.